Stock Warrants (Tables) (Warrant [Member])	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in valuation of stock options/warrants
For the year ended
December 31, 2012

Risk-free interest rate	0.27 - 0.73%
Expected dividend yield	0%
Expected lives	2.5 - 3.35 years
Expected volatility	70%